Inventories (Tables)	12 Months Ended
Jan. 31, 2012
Inventory Disclosure [Abstract]
Schedule Of Inventories
Inventories as of January 31, 2012 and 2011, respectively, consist of:

	January 31,
	2012	2011
	(In thousands)
Raw materials	$4,959	$7,112
Work in process	5,777	5,112
Finished goods	3,678	4,763
Total	$14,414	$16,987